Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Mar. 28, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class A, C, I, & Y Prospectus | Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Prospectus:
Trading Symbol	SDGIX
Class A, C, I, & Y Prospectus | Dreyfus/Standish Global Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DHGAX
Class A, C, I, & Y Prospectus | Dreyfus/Standish Global Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DHGCX
Class A, C, I, & Y Prospectus | Dreyfus/Standish Global Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSDYX
Class T Prospectus | Dreyfus/Standish Global Fixed Income Fund | Class T
Prospectus:
Trading Symbol	DHGTX